VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 68,854,280	$ 9,474,664	¥ 67,114,378	¥ 83,777,571
Operating expenses	92,515,355	12,730,536	88,199,718	101,738,154
Net loss	49,871,259	6,862,512	59,167,301	(95,586,795)
VIE
Variable Interest Entity [Line Items]
Revenue	68,854,280	9,474,664	67,114,378	83,777,571
Operating expenses	45,301,827	6,233,739	35,547,439	35,725,237
Net loss	¥ 19,760,427	$ 2,719,125	¥ 26,349,629	¥ 18,180,305